10. Production Loan Facility (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2017	Dec. 31, 2015
Debt Disclosure [Abstract]
Credit line maximum	$ 5,275,000
Credit line term	40 months
Credit line interest rate	Either Prime plus 1% or one, three, or six month LIBOR plus 3.25%
Credit line outstanding	$ 1,332,004	$ 3,495,524	$ 0
Line of credit borrowings	1,505,307
Offering costs	$ 173,303